Commitments and Contingencies (Details Textual) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Long-Term Contracts, Contract Price	$ 15,126	$ 8,207
Long-Term Contracts, Commitments Amount	13,876	2,387
Security Deposit	683	520
Operating Leases, Rent Expense, Net	1,812	1,223	1,229
Contractual Obligation	$ 121,010	$ 77,434
Minimum [Member]
Sales Commissions Percentage	0.50%
Maximum [Member]
Sales Commissions Percentage	5.00%